Securities Act Registration No. 333-100507 Investment Company Act Registration No. 811-21233

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 34	[X]
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 35	[X]

PARADIGM FUNDS

(Exact Name of Registrant as Specified in Charter)

Nine Elk Street
Albany, New York	12207
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (518) 431-3500

Robert A. Benton
Paradigm Funds
Nine Elk Street
Albany, New York 12207

(Name and Address of Agent for Service)

Copies to:

Donald S. Mendelsohn
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202-4089

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 30, 2019 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	on 75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Paradigm Funds

Paradigm Value Fund (PVFAX)
Paradigm Opportunity Fund (PFOPX)
Paradigm Select Fund (PFSLX)
Paradigm Micro-Cap Fund (PVIVX)

For Investors Seeking Long-Term Capital Appreciation

Prospectus
April 30, 2019

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that this Prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

Table of Contents

Summary Section

Value Fund
Investment Objective	1
Fees and Expenses of the Fund	1
The Principal Investment Strategy of the Fund.	2
The Principal Risks of Investing in the Fund	2
Performance	3
Management	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4

Opportunity Fund
Investment Objective	5
Fees and Expenses of the Fund	5
The Principal Investment Strategy of the Fund.	6
The Principal Risks of Investing in the Fund	6
Performance	7
Management	8
Purchase and Sale of Fund Shares	8
Tax Information	8
Payments to Broker-Dealers and Other Financial Intermediaries	8

Select Fund
Investment Objective	9
Fees and Expenses of the Fund	9
The Principal Investment Strategy of the Fund.	10
The Principal Risks of Investing in the Fund	10
Performance	11
Management	12
Purchase and Sale of Fund Shares	12
Tax Information	12
Payments to Broker-Dealers and Other Financial Intermediaries	12

Micro-Cap Fund
Investment Objective	13
Fees and Expenses of the Fund	13
The Principal Investment Strategy of the Fund.	14
The Principal Risks of Investing in the Fund	14
Performance	15
Management	16
Purchase and Sale of Fund Shares	16
Tax Information	16
Payments to Broker-Dealers and Other Financial Intermediaries	16

Table of Contents (continued)

Investment Objectives, Principal Investment Strategies,
Related Risks, and Disclosure of Portfolio Holdings

Investment Objectives	16

The Principal Investment Strategy of the Value Fund	16

The Principal Investment Strategy of the Opportunity Fund	17

The Principal Investment Strategy of the Select Fund	17

The Principal Investment Strategy of the Micro-Cap Fund	18

The Principal Risks of Investing in all Funds	18

Additional Risks of Investing in the Value Fund	19

Additional Risks of Investing in the Micro-Cap Fund	19

Portfolio Holdings Disclosure	20

Management

The Investment Advisor	20
The Portfolio Managers	21

Shareholder Information

Pricing of Fund Shares	21
Customer Identification Program	22
Investing in the Funds	22
Investments Made Through Brokerage Firms or Other Financial Institutions	22
Minimum Investments	22
Market Timing	23
Types of Account Ownership.	24
Instructions For Opening and Adding to an Account	24
Telephone and Wire Transactions	25
Tax-Deferred Plans	25
Types of Tax-Deferred Accounts	25
Automatic Investment Plans	26
Instructions For Selling Fund Shares	26
Additional Redemption Information	27
Shareholder Communications	28
Dividends and Distributions.	29
Taxes	29
Fund Service Providers	29
Privacy Policy	30
Financial Highlights	30

Summary Section - Paradigm Value Fund

Investment Objective

• The Value Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	0.00%
Deferred Sales Charge (Load)	0.00%
Sales Charge (Load) Imposed on Reinvested Dividends	0.00%

REDEMPTION FEES (as a percentage of the amount redeemed)	2.00%
On shares sold after holding them for 90 days or less.

Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)
Management Fees	1.50%
Distribution12b-1 Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.51%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Your costs:
Value Fund	$154	$477	$824	$1,802

Prospectus 1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.54% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Value Fund invests primarily in the common stocks of small capitalization companies ($2.5 billion or less at the time of purchase) that the Advisor believes have the potential for capital appreciation. The Value Fund primarily invests in companies that exhibit attractive valuations on several metrics, such as price to earnings, price to cash flow, price to book and price to revenue. The Fund may be overweight in certain sectors at various times. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired. The Fund may continue to hold securities of companies whose capitalization has, since the time of purchase, grown to exceed $2.5 billion.

The Principal Risks of Investing in the Fund

Risks of Small Capitalization Companies

The Fund invests in the stocks of small capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the advisor to be undervalued may actually be appropriately priced.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor’s strategy may fail to produce the intended results.

Prospectus 2

Performance

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.paradigm-funds.com or by calling 1-800-595-3044. The bar chart shows calendar year total returns for the Fund for each of the last 10 years.

Best Quarter (June 30, 2009)   +22.43%      Worst Quarter (September 30, 2011)   -17.69%

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED 12/31/18	1 Year	5 Years	10 Years

VALUE FUND
Return Before Taxes	-2.07%	6.35%	11.38%
Return After Taxes on Distributions	-5.04%	3.33%	9.25%
Return After Taxes on Distributions and Sale of Fund Shares	0.77%	4.53%	9.11%
Russell 2000 Value Index (does not reflect deductions for fees, expenses or taxes)	-12.86%	3.61%	10.40%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Prospectus 3

Management Investment Advisor Paradigm Funds Advisor LLC

Portfolio Managers

Candace King Weir and Amelia Weir have served as co-portfolio managers since February 2013. Candace King Weir is the Chief Executive Officer and Chief Investment Officer of the Advisor. Amelia Weir is the Senior Vice President of the Advisor. Scott M. Bruce, CFA, a Portfolio Manager with the Advisor, has served as a co-portfolio manager since October 2013.

Purchase and Sale of Fund Shares

The minimum initial and subsequent investment amounts for various types of accounts offered by the Fund are shown below.

	Initial	Additional
Regular Account	$2,500	$100
Automatic Investment Plan	$1,000	$100
IRA Account	$1,000	$100

Investors may purchase or redeem Fund shares on any business day through a financial intermediary, by mail (Paradigm Funds, c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147), by wire, or by telephone at 1-800-595-3044. Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus 4

Summary Section - Paradigm Opportunity Fund

Investment Objective

• The Opportunity Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	0.00%
Deferred Sales Charge (Load)	0.00%
Sales Charge (Load) Imposed on Reinvested Dividends	0.00%

REDEMPTION FEES (as a percentage of the amount redeemed)	2.00%
On shares sold after holding them for 90 days or less.

Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)
Management Fees	1.50%
Distribution12b-1 Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.51%
Fee Waiver/Expense Reimbursement(1)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	1.26%

(1) The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.25% of its average daily net assets through April 30, 2020. The fee waiver will automatically terminate on April 30, 2020 unless it is renewed by the Advisor. The Advisor may not terminate the fee waiver before April 30, 2020.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Your costs:
Opportunity Fund	$128	$453	$800	$1,780

Prospectus 5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.31% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Opportunity Fund invests primarily in the common stocks of companies with market capitalizations between $25 million and $2.5 billion at the time of purchase that the Advisor believes have the potential for capital appreciation. The Fund may be overweight in certain sectors at various times. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired. The Fund may continue to hold securities of companies whose capitalization has, since the time of purchase, grown to exceed $2.5 billion.

The Principal Risks of Investing in the Fund

Risks of Small Capitalization Companies

The Fund invests in the stocks of small capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor’s strategy may fail to produce the intended results.

Prospectus 6

Performance

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.paradigm-funds.com or by calling 1-800-595-3044. The bar chart shows calendar year total returns for the Fund for each of the last 10 years.

Best Quarter (June 30, 2009) +26.57%      Worst Quarter (December 31, 2018) -16.81%

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED 12/31/18	1 Year	5 Years	10 Years

OPPORTUNITY FUND
Return Before Taxes	-2.84%	6.01%	12.62%
Return After Taxes on Distributions	-3.78%	5.48%	12.11%
Return After Taxes on Distributions and Sale of Fund Shares	-1.02%	4.65%	10.49%
Russell 2000 Index (does not reflect deductions for fees, expenses or taxes)	-11.01%	4.41%	11.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Prospectus 7

Management

Investment Advisor
Paradigm Funds Advisor LLC

Portfolio Manager

Candace King Weir and Amelia Weir have served as co-portfolio managers since February 2013. Candace King Weir is the Chief Executive Officer and Chief Investment Officer of the Advisor. Amelia Weir is the Senior Vice President of the Advisor.

Purchase and Sale of Fund Shares

The minimum initial and subsequent investment amounts for various types of accounts offered by the Fund are shown below.

	Initial	Additional
Regular Account	$2,500	$100
Automatic Investment Plan	$1,000	$100
IRA Account	$1,000	$100

Investors may purchase or redeem Fund shares on any business day through a financial intermediary, by mail (Paradigm Funds, c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147), by wire, or by telephone at 1-800-595-3044. Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus 8

Summary Section - Paradigm Select Fund

Investment Objective

• The Select Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	0.00%
Deferred Sales Charge (Load)	0.00%
Sales Charge (Load) Imposed on Reinvested Dividends	0.00%

REDEMPTION FEES (as a percentage of the amount redeemed)	2.00%
On shares sold after holding them for 90 days or less.

Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)
Management Fees	1.50%
Distribution12b-1 Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.51%
Fee Waiver/Expense Reimbursement(1)	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver	1.16%

(1) The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.15% of its average daily net assets through April 30, 2020. The fee waiver will automatically terminate on April 30, 2020 unless it is renewed by the Advisor. The Advisor may not terminate the fee waiver before April 30, 2020.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Your costs:
Select Fund	$118	$443	$791	$1,772

Prospectus 9

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.28% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Select Fund invests primarily in the common stocks of companies with market capitalizations between $500 million and $10 billion at the time of purchase that the Advisor believes have the potential for capital appreciation. The Fund may be overweight in certain sectors at various times. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired.

The Principal Risks of Investing in the Fund

Risks of Small and Mid Capitalization Companies

The Fund invests in the stocks of small and mid capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small and mid capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small and mid capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor’s strategy may fail to produce the intended results.

Prospectus 10

Performance

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.paradigm-funds.com or by calling 1-800-595-3044. The bar chart shows calendar year total returns for the Fund for each of the last 10 years.

Best Quarter (June 30, 2009) +16.63%      Worst Quarter (December 31, 2018) -17.41%

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED 12/31/18	1 Year	5 Years	10 Years

SELECT FUND
Return Before Taxes	-9.93%	5.25%	11.55%
Return After Taxes on Distributions	-10.59%	3.25%	10.02%
Return After Taxes on Distributions and Sale of Fund Shares	-5.49%	3.71%	9.23%
Russell 2500 Index (does not reflect deductions for fees, expenses or taxes)	-10.00%	5.15%	13.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Prospectus 11

Management

Investment Advisor
Paradigm Funds Advisor LLC

Portfolio Managers

Candace King Weir and Amelia Weir have served as co-portfolio managers since February 2013. Candace King Weir is the Chief Executive Officer and Chief Investment Officer of the Advisor. Amelia Weir is the Senior Vice President of the Advisor.

Purchase and Sale of Fund Shares

The minimum initial and subsequent investment amounts for various types of accounts offered by the Fund are shown below.

	Initial	Additional
Regular Account	$2,500	$100
Automatic Investment Plan	$1,000	$100
IRA Account	$1,000	$100

Investors may purchase or redeem Fund shares on any business day through a financial intermediary, by mail (Paradigm Funds, c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147), by wire, or by telephone at 1-800-595-3044. Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Prospectus 12

Summary Section - Paradigm Micro-Cap Fund

Investment Objective

• The Micro-Cap Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	0.00%
Deferred Sales Charge (Load)	0.00%
Sales Charge (Load) Imposed on Reinvested Dividends	0.00%

REDEMPTION FEES (as a percentage of the amount redeemed)	2.00%
On shares sold after holding them for 90 days or less.

Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution 12b-1 Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.26%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Your costs:
Micro-Cap Fund	$128	$400	$692	$1,523

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111.47% of the average value of its portfolio.

Prospectus 13

The Principal Investment Strategy of the Fund

Under normal circumstances, the Micro-Cap Fund invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. The Fund generally considers a company to be a micro-cap company if, at the time of purchase, its market capitalization is within the range of capitalizations of companies in the Russell Microcap® Index as of the most recent reconstitution date. As of March 31, 2019, the range of market capitalizations for the Russell Microcap® Index was $3 million to $3.633 billion. The capitalizations of companies within the Russell Microcap® Index may increase or decrease due to market conditions. The Fund may be overweight in certain sectors at various times. Stocks are sold when they have realized the value anticipated by the Advisor or if new investment opportunities with higher expected returns are acquired. The Fund may continue to hold stocks of companies whose capitalization has, since the time of purchase, grown to exceed the capitalization limits. Additional purchases of a company’s stock will not qualify, however, as a micro-cap stock, unless at the time of purchase, the company is able to satisfy the definition of a micro-cap. The Advisor primarily searches for companies within the market capitalization range of the Russell Microcap® Index that exhibit attractive valuations and solid growth prospects.

The Principal Risks of Investing in the Fund

Risks of Micro Capitalization Companies

The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Risks of Small and Mid Capitalization Companies

The Fund may also invest up to 20% of its net assets in the common stocks of small and mid capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small and mid capitalization companies may experience higher failure rates than do larger companies. The trading volume of stocks of small and mid capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

Growth Risk

Growth companies are those that the Advisor believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Advisor’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

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Portfolio Turnover Risk

A higher portfolio turnover may result in higher transactional and brokerage costs.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor’s strategy may fail to produce the intended results.

Performance

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.paradigm-funds.com or by calling 1-800-595-3044. The bar chart shows calendar year total returns for the Fund for each full year since its inception. Prior to December 27, 2011, the Fund was called the Paradigm Intrinsic Value Fund and pursued a different investment strategy.

Best Quarter (June 30, 2009) +22.72%      Worst Quarter (December 31, 2018) -20.29%

AVERAGE ANNUAL TOTAL RETURN
FOR THE PERIODS ENDED 12/31/18	1 Year	5 Years	10 Years

MICRO-CAP FUND (formerly the Paradigm Intrinsic Value Fund)
Return Before Taxes	-10.96%	3.75%	11.12%
Return After Taxes on Distributions	-13.61%	1.87%	9.74%
Return After Taxes on Distributions and Sale of Fund Shares	-4.65%	2.70%	8.96%
Russell Microcap Index (does not reflect deductions for fees, expenses or taxes)	-13.08%	3.08%	11.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Management

Investment Advisor
Paradigm Funds Advisor LLC

Portfolio Manager

Candace King Weir and Amelia Weir, of the Advisor, have served as co-portfolio managers since December 2011. Candace King Weir is the Chief Executive Officer and Chief Investment Officer of the Advisor. Amelia Weir is the Senior Vice President of the Advisor.

Purchase and Sale of Fund Shares

The minimum initial and subsequent investment amounts for various types of accounts offered by the Fund are shown below.

	Initial	Additional
Regular Account	$2,500	$100
Automatic Investment Plan	$1,000	$100
IRA Account	$1,000	$100

Investors may purchase or redeem Fund shares on any business day through a financial intermediary, by mail (Paradigm Funds, c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147), by wire, or by telephone at 1-800-595-3044.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objectives, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings

Investment Objectives

  The Value Fund, Opportunity Fund, Select Fund and Micro-Cap Fund seek long-term capital appreciation.

The Principal Investment Strategy of the Value Fund

The Value Fund invests primarily in the common stocks of small capitalization companies ($2.5 billion or less at the time of purchase) that the Advisor believes have the potential for capital appreciation. The Fund may be overweight in certain sectors at various times. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired.

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The Advisor primarily searches for value stocks with market capitalizations of $2.5 billion or less that exhibit attractive valuations on several metrics, such as price to earnings, price to cash flow, price to book and price to revenue. The Advisor identifies potential investments using a proprietary valuation model to pinpoint companies that are trading at a discount to peers and/or historical valuations. Once investment ideas meet screening criteria, the Advisor studies public filings and trade journals, and will generally interview company management. The Advisor continues research by contacting vendors, competitors and customers to determine why the stock is trading at a discount and to identify catalysts that the Advisor believes will result in capital appreciation.

The Advisor frequently contacts company management and also uses these communications to determine whether management’s goals are aligned with those of shareholders. Final investment decisions are based on the Advisor’s confidence in management’s ability to execute its strategy and the attractiveness of the stock’s price based on internally prepared models and valuation metrics. The Advisor will generally sell a Fund position if the company no longer meets these criteria.

The Principal Investment Strategy of the Opportunity Fund

The Opportunity Fund invests primarily in the common stocks of companies with market capitalizations between $25 million and $2.5 billion at the time of purchase that the Advisor believes have the potential for capital appreciation. The Fund may be overweight in certain sectors at various times. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired.

The Advisor primarily searches for companies with market capitalizations between $25 million and $2.5 billion that exhibit attractive valuations and solid growth prospects. The valuation metrics include price to earnings, price to cash flow, price to book and price to revenue. The Advisor identifies potential investments using a proprietary valuation model to pinpoint companies that are trading at a discount to peers and/or historical valuations. Once a potential investment meets these valuation criteria, the Advisor studies public filings and trade journals, and will generally interview company management. The Advisor continues research by contacting vendors, competitors and/or customers to determine why the stock is trading at a discount and to identify catalysts that the Advisor believes will result in capital appreciation.

The Advisor frequently contacts company management and also uses these communications to determine whether, in the Advisor’s opinion, management’s goals are aligned with those of shareholders. Final investment decisions are based on the Advisor’s confidence in management’s ability to execute its strategy and the attractiveness of the stock’s price based on internally prepared models and valuation metrics. The Advisor will generally sell a Fund position if the company no longer meets these criteria.

The Principal Investment Strategy of the Select Fund

The Select Fund invests primarily in the common stocks of companies with market capitalizations between $500 million and $10 billion at the time of purchase that the Advisor believes have the potential for capital appreciation. The Fund may be overweight in certain sectors at various times. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired.

The Advisor intends to concentrate the Select Fund’s portfolio in established companies with a market capitalization between $500 million to $10 billion. These companies will generally have experienced management teams with a proven record of developing the business in a steady and profitable manner. The Advisor has found that conservatively managed companies, if purchased at a good price, can provide a more consistent return to investors than the more high potential / high risk alternatives. The Advisor identifies potential investments using a proprietary valuation model to pinpoint companies that the Advisor believes are trading at a discount to peers and/or historical valuations.

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The selection process includes an evaluation of near term and long term outlook for the industry and an evaluation of management and their incentive compensation agreements and stock ownership. After this research has been completed the Advisor selects what it believes to be the most promising investments.

The Advisor seeks a portfolio which is distributed among a variety of industries with holdings that are concentrated in companies it believes have solid long-term growth prospects. The Advisor believes this process provides long-term capital appreciation potential in a manner consistent with the preservation of capital. The Advisor regularly reviews each of the companies in the portfolio to confirm that each company is achieving the objectives which the Advisor believes are reasonable, and that each continues to hold promise of future appreciation. The Advisor will generally sell a Fund position if the company no longer meets these criteria.

The Principal Investment Strategy of the Micro-Cap Fund

Under normal circumstances, the Micro-Cap Fund invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. The Fund generally considers a company to be a micro-cap company if, at the time of purchase, its market capitalization is within the range of capitalizations of companies in the Russell Microcap® Index as of the most recent reconstitution date. As of March 31, 2019, the range of market capitalizations for the Russell Microcap® Index was $3 million to $3.633 billion. The capitalizations of companies within the Russell Microcap® Index may increase or decrease due to market conditions. The Fund may be overweight in certain sectors at various times. Stocks are sold when they have realized the value anticipated by the Advisor or if new investment opportunities with higher expected returns are acquired. The Fund may continue to hold stocks of companies whose capitalization has, since the time of purchase, grown to exceed the capitalization limits. Additional purchases of a company’s stock will not qualify, however, as a micro-cap stock, unless at the time of purchase, the company is able to satisfy the definition of a micro-cap.

The Advisor primarily searches for companies within the market capitalization range of the Russell Microcap® Index that exhibit attractive valuations and solid growth prospects. The valuation metrics include price to earnings, price to cash flow, price to book and price to revenue. The Advisor identifies potential investments using a proprietary valuation model to pinpoint companies that are trading at a discount to peers and/or historical valuations. Once a potential investment meets these valuation criteria, the Advisor studies public filings and trade journals, and will generally interview company management. The Advisor continues research by contacting vendors, competitors and/or customers to determine why the stock is trading at a discount and to identify catalysts that the Advisor believes will result in capital appreciation.

The Advisor frequently contacts company management and also uses these communications to determine whether, in the Advisor’s opinion, management’s goals are aligned with those of shareholders. Final investment decisions are based on the Advisor’s confidence in management’s ability to execute its strategy and the attractiveness of the stock’s price based on internally prepared models and valuation metrics. The Advisor will generally sell a Fund position if the company no longer meets these criteria.

The Principal Risks of Investing in all Funds

Risks of Small and/or Mid Capitalization Companies

Each Fund invests in the stocks of small and/or mid capitalization companies, which may subject the Funds to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small and mid capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small and mid capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Small and mid capitalization companies may have limited markets,

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product lines or financial resources and may lack management experience. The Value Fund, Opportunity Fund and the Micro-Cap Fund will generally invest in smaller companies than the Select Fund, and therefore may be subject to more risks.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of each of the Fund’s investments. There is the risk that these and other factors may adversely affect each Fund’s performance. You could lose money investing in the Funds. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Funds. An investment in a Fund may not be appropriate for all investors and is not intended to be a complete investment program.

Risks of Investing in Common Stocks

Each Fund invests primarily in common stocks, which subjects each Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Funds invest may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect the performance of companies that each Fund invests in, including the strength of its management or the demand for its product or services. You should be aware that the value of a company’s share price may decline as a result of poor decisions made by management or lower demand for the company’s products or services. In addition, a company’s share price may also decline if its earnings or revenues fall short of expectations.

There are overall stock market risks that may also affect the value of the Funds. Over time, the stock market tends to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. In general, the value of a Fund’s investments may increase or decrease more than the stock market.

Sector Risk

Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments. If the Advisor invests a significant portion of its assets in a particular sector, the Funds are subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. The sectors in which a Fund may be overweighted will vary.

Investment Management Risk

The Advisor’s strategy may fail to produce the intended results.

Additional Risks of Investing in the Value Fund

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

Additional Risks of Investing in the Micro-Cap Fund

Risks of Micro Capitalization Companies

Micro-cap companies have additional risks not associated with large capitalization companies. These companies may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than the securities of larger capitalization companies. The pur-

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chase or sale of more than a limited number of shares of the securities of a micro-cap company may affect its market price. Micro-cap companies are generally followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than small and mid capitalization companies. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

Growth Risk

Growth companies are those that the advisor believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Advisor’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

Portfolio Turnover Risk

A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Portfolio Holdings Disclosure

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).

Management

The Investment Advisor

Paradigm Funds Advisor LLC is the investment advisor of the Funds and has responsibility for the management of the Funds’ affairs, under the supervision of the Funds’ Board of Trustees. On December 16, 2005, Paradigm Funds Advisor LLC (the “Advisor”) was organized to assume the obligations of Paradigm Capital Management, Inc.’s mutual fund management business. The Advisor has been managing mutual funds since that time. Paradigm Capital Management, Inc. was organized in 1994 and has been managing investment accounts and money since that time. Paradigm Capital Management, Inc. serves as investment advisor to individuals, trusts, retirement plans, non-profit organizations, and limited partnerships. Paradigm Capital Management, Inc. was formed to assume the investment advisory business of C.L. King & Associates, Inc., a registered broker/dealer. C.L. King & Associates was founded in 1972 and became a registered investment advisor in 1984. The Advisor, Paradigm Capital Management, Inc. and C.L. King & Associates, Inc. are affiliated companies through common ownership and shared resources. The address of the Advisor is Nine Elk Street, Albany, NY 12207.

The Advisor manages the investment portfolios of the Funds, subject to policies adopted by the Funds’ Board of Trustees. Under the Management Agreements, the Advisor pays all operating expenses of the Funds, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions, extraordinary expenses and any indirect expenses, such as expenses incurred by other investment companies in which the Funds invest. For the fiscal year ended December 31, 2018, the Advisor received an investment management fee net of applicable waivers equal to 1.50% of the average daily net assets of the

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Value Fund, 1.25% of the average daily net assets of the Opportunity Fund, 1.15% of the average daily net assets of the Select Fund, and 1.25% of the average daily net assets of the Micro-Cap Fund. In addition the Advisor has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.25% and 1.15% respectively, of the Opportunity Fund's and the Select Fund's average daily net assets through April 30, 2020.

A discussion regarding the basis for the Board of Trustees’ continuance and approval of the Management Agreements between the Trust on behalf of the Value Fund, Opportunity Fund, Select Fund and Micro-Cap Fund and the Advisor is available in the Funds’ semi-annual report to shareholders dated June 30, 2018 and an updated discussion will be available in the Funds’ semi-annual report to shareholders dated June 30, 2019.

The Advisor (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

The Portfolio Managers

Candace King Weir, Chief Executive Officer and Chief Investment Officer of the Advisor, and Amelia Weir, Senior Vice President of the Advisor, serve as Co-Portfolio Managers of each of the Paradigm Funds. Scott M. Bruce, CFA, a Portfolio Manager with the Advisor, also serves as a Co-Portfolio Manager of the Value Fund. Candace King Weir has been Chairperson of the Board of Trustees of Paradigm Funds since the Trust’s inception in 2002; President, Chief Investment Officer, and a Portfolio Manager of Paradigm Capital Management, Inc. since 1994; and President and Director of C.L. King & Associations, Inc. since 1972. Amelia Weir has served as the Secretary to the Trust since 2009. Additionally, since 2008 she served as the Senior Vice President for Paradigm Capital Management, Inc., where she has also been a portfolio manager since 2009. From 2006 to 2008, she was a portfolio manager at William D. Witter. Mr. Bruce joined the Advisor in September 2013 as a Portfolio Manager. He previously served as the Vice President and Portfolio Manager with Senvest International LLC (1996 - April 2013). The Funds’ SAI provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the manager’s ownership of Fund shares.

Shareholder Information

Pricing of Fund Shares

The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called a Fund’s net asset value (“NAV”). The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent: Net Asset Value = Total Assets - Liabilities / Number of Shares Outstanding

The NAV is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The New York Stock Exchange is generally open every day other than weekends and holidays. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Funds’ Transfer Agent, Mutual Shareholder Services. If you purchase shares directly from the Funds, your order must be placed with the Transfer Agent prior to the close of the trading of the New York Stock Exchange in order to be confirmed for that day’s NAV. Each Fund’s assets generally are valued at their market value. Certain short-term securities are valued at amortized cost, which approximates market value. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor may value the Funds’ assets at their fair value according to policies approved by the Funds’ Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Advisor may need to price the security using

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the Fund’s fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. The Funds may use pricing services to determine market value.

Customer Identification Program

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that, when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for identifying documents, and may take additional steps to verify your identity. We may not be able to open an account or complete a transaction for you until we are able to verify your identity.

Investing in the Funds

You may purchase shares directly through the Funds’ transfer agent or through a brokerage firm or other financial institution that has agreed to sell the Funds’ shares. If you are investing directly in a Fund for the first time, you will need to establish an account by completing a Shareholder Account Application (To establish an IRA, complete an IRA Application). To request an application, call toll-free 1-800-595-3044. The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts. Investment minimums may be higher or lower to investors purchasing shares through a brokerage firm or other financial institution.

Investments Made Through Brokerage Firms or Other Financial Institutions

If you invest through a brokerage firm or other financial institution, the policies and fees may be different than those described here. Financial advisors, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if you have any questions. A Fund is deemed to have received your order when the brokerage firm or financial institution receives the order, and your purchase will be priced at the next calculated NAV. Your financial institution is responsible for transmitting your order to a Fund in a timely manner.

Minimum Investments

	Initial	Additional
Regular Account	$2,500	$100
Automatic Investment Plan	$1,000	$100
IRA Account	$1,000	$100

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, money orders, travelers checks, credit cards, credit card checks, third party checks or other checks deemed to be high-risk checks will be accepted. A $20 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic fund transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Funds are unable to debit your predesignated bank account on the day of purchase, the Funds reserve the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Funds (or Funds’ agent) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Funds. Your investment in the Funds should be intended to serve as a

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long-term investment vehicle. The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Funds reserve the right to reject any purchase request that they regard as disruptive to the efficient management of the Funds, which includes investors with a history of excessive trading. The Funds also reserve the right to stop offering shares at any time.

Market Timing

The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of the Funds’ shares held by long-term shareholders, disrupt portfolio management and increase the Funds’ expenses for all shareholders. For example, the Funds invest in smaller capitalization companies. Because the securities of these companies may be infrequently traded, investors may seek to trade shares of the Funds in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Such frequent trading may interfere with efficient management of the Funds’ portfolios to a greater degree than it would with funds that invest in highly liquid securities. This is because the Funds may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. To discourage large and frequent short-term trades by investors, and to compensate the Funds for costs that may be incurred by such trades, the Funds impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for 90 days or less. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact, or other costs that may be associated with short-term trading.

The following types of redemptions and exchanges are exempt from the redemption fee:

  Redemption of shares purchased through Plan participant payroll or employer contributions
  Redemption of shares purchased through reinvestment of dividends or capital gain distributions
  Exchanges or re-registrations within the Paradigm Funds
  Individual retirement account (IRA) conversions, rollovers and re-characterizations
  Redemptions constituting a distribution from a traditional, Roth, SEP, SIMPLE, rollover, or inherited IRA for a client at least 70-1/2 years old
  Redemptions to pay Fund or account fees
  Redemptions to pay distributions, loans, and in-service withdrawals from retirement plans
  Redemptions or exchanges of shares as a result of a retirement plan termination
  Redemptions or exchanges of shares at the direction of a retirement plan sponsor
  Redemptions in connection with an automatic rebalancing of the Plan participant’s account
  Redemptions in connection with asset allocation programs that offer automatic re-balancing; wrap-fee accounts and similar types of accounts or programs; and certain types of 401(k) or other retirement accounts that provide default investment options.

The Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Funds that indicates market timing or trading that it determines is abusive. This policy generally applies to all the Funds’ shareholders. While the Funds attempt to deter market timing, there is no assurance that the Funds will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Omnibus accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of the Funds’ shares and redeemers of the Funds’ shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. The netting effect often makes it more difficult for the Funds to detect market timing, and there can be no assurance that the Funds will be able to do so. The Funds have entered into agreements with brokers that maintain omnibus accounts with the Funds pursuant to which the brokers have agreed to provide shareholder transaction information, to the extent known to the broker, to the Funds upon request.

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Types of Account Ownership

You can establish the following types of accounts by completing a Shareholder Account Application:

  Individual or Joint Ownership
  Individual accounts are owned by one person. Joint accounts have two or more owners.
  A Gift or Transfer to Minor (UGMA or UTMA) A UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor’s social security number on the application.
  Trust
  An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.
  Business Accounts
  Corporation and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of a partner-ship.
  IRA Accounts
  See “Tax-Deferred Plans” on page 25.

Instructions For Opening and Adding to an Account

TO OPEN AN ACCOUNT

By Mail

Complete and sign the Shareholder Application or an IRA Application.

Make your check payable to Paradigm Funds • For IRA accounts, please specify the year for which the contribution is made.

Mail the application and check to:

Paradigm Funds
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

By overnight courier, send to:

Paradigm Funds
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

TO ADD TO AN ACCOUNT

By Mail

Complete the investment slip that is included with your account statement, and write your account number on your check. If you no longer have your investment slip, please reference your name, account number, and address on your check.

Mail the slip and the check to:

Paradigm Funds
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

TO OPEN AN ACCOUNT

By Wire

Call 1-800-595-3044 for instructions prior to wiring funds.

TO ADD TO AN ACCOUNT

By Wire

Send your investment to US Bank, N.A. Call 1-800-595-3044 for instructions prior to wiring funds.

Prospectus 24

Telephone and Wire Transactions

With respect to all transactions made by telephone, the Funds and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions. If reasonable procedures are followed, then neither the Funds nor the Transfer Agent will be liable for any loss, cost, or expense for acting upon an investor’s telephone instructions or for any unauthorized telephone redemption. In any instance where the Funds’ Transfer Agent is not reasonably satisfied that instructions received by telephone are genuine, neither the Funds nor the Transfer Agent shall be liable for any losses which may occur because of delay in implementing a transaction.

If you purchase your initial shares by wire, the Transfer Agent first must have received a completed account application and issued an account number to you. The account number must be included in the wiring instructions. The Transfer Agent must receive your account application to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Funds receive a properly completed and executed account application.

Shares purchased by wire will be purchased at the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. If wired funds are received by the Transfer Agent no later than 4:00 p.m. Eastern time, then the shares purchased will be priced at the NAV determined on that business day. If the wire is not received by 4:00 p.m. Eastern time, the purchase will be effective at the NAV next calculated after receipt of the wire.

Tax-Deferred Plans

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to defer your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described below. Distributions from these plans are generally subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax advisor or legal counsel before selecting a tax-deferred account.

US Bank, N.A., serves as the custodian for the tax-deferred accounts offered by the Funds. You will be charged an annual account maintenance fee of $8 for each tax-deferred account you have with the Funds. You may pay the fee by check or have it automatically deducted from your account (usually in December). The custodian reserves the right to change the amount of the fee or to waive it in whole or part for certain types of accounts.

Types of Tax-Deferred Accounts

  Traditional IRA
  In an individual retirement account, your contribution may or may not be deductible depending on your circumstances. Assets can grow tax-deferred and distributions are taxable as income.
  Roth IRA
  An IRA with non-deductible contributions, tax-free growth of assets, and tax-free distributions for qualified distributions.
  Spousal IRA
  An IRA funded by a working spouse in the name of a non-earning spouse.

Prospectus 25

  SEP-IRA
  An individual retirement account funded by employer contributions. Your assets grow tax- deferred and distributions are taxable as income.
  Keogh or Profit Sharing Plans
  These plans allow corporations, partnerships and individuals who are self-employed to make tax- deductible contributions.
  403(b) Plans
  An arrangement that allows employers of charitable or educational organizations to make volun- tary salary reduction contributions to a tax-deferred account.
  401(k) Plans
  Allows employees of corporations of all sizes to contribute a percentage of their wages on a tax- deferred basis. These accounts need to be established by the trustee of the plan.

Automatic Investment Plans

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly or quarterly investments ($100 minimum per purchase) in the Funds from your bank or savings account. Your initial investment minimum is $1,000 if you select this option. Shares of the Funds may also be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of their payroll or Social Security checks transferred automatically to purchase shares of the Funds.

FOR INVESTING

Automatic Investment Plan

For making automatic investments from a designated bank account.

Payroll Direct Deposit Plan

For making automatic investments from your payroll check.

Dividend Reinvestment

All income dividends and capital gains distributions will be automatically reinvested in shares of the applicable Fund unless you indicate otherwise on the account application or in writing.

Instructions For Selling Fund Shares

You may sell all or part of your shares on any day that the New York Stock Exchange is open for trading. Your shares will be sold at the next NAV per share calculated after your order is received in proper form by the Transfer Agent. The proceeds of your sale may be more or less than the purchase price of your shares, depending on the market value of a Fund’s securities at the time of your sale. The Funds will not mail any proceeds unless your investment check has cleared the bank, which may take up to fifteen calendar days. This procedure is intended to protect each Fund and its shareholders from loss. If the dollar or share amount requested is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any automatic services currently in effect for the account will be terminated unless you indicate otherwise in writing. You will be charged $20 if you request payment by wire. The Funds typically expects that it will take up to seven days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer. The Funds typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of fund shares, from the sale of portfolio securities, and then from borrowing from a bank line of credit. These the redemption payment methods will be used in regular and stressed market conditions.

Prospectus 26

TO SELL SHARES By Mail Write a letter of instruction that includes:

  The names(s) and signature(s) of all account owners.
  Your account number.
  The dollar or share amount you want to sell.
  Where to send the proceeds.
  If redeeming from your IRA, please note applicable withholding requirements.
  Obtain a signature guarantee or other documentation, if required.

Mail your request to:

Paradigm Funds
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

By overnight courier, send to:

Paradigm Funds
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

By Telephone

  You will automatically be granted telephone redemption privileges unless you decline them in writing or indicate on the appropriate sec- tion of the account application that you decline this option. Otherwise, you may redeem Fund shares by calling 1-800-595-3044. Redemption proceeds will only be mailed to your address of record.
  You may only redeem a maximum of $25,000 per day by telephone.
  You will not be able to redeem by telephone and have a check sent to your address of record for a period of 15 days following an address change.
  Unless you decline telephone privileges in writing or on your account application, as long as the Fund takes reasonable measures to verify the order, you may be responsible for any fraudulent telephone order.

For specific information on how to redeem your account, and to determine if a signature guarantee or other documentation is required, please call toll-free in the U.S. 1-800-595-3044.

Additional Redemption Information

Signature Guarantees

Signature guarantees are designed to protect both you and the Funds from fraud. A signature guarantee of each owner is required to redeem shares in the following situations:

  If you change ownership on your account.
  If you request the redemption proceeds to be sent to a different address than that registered on the account.
  If a change of address request has been received by the Transfer Agent within the last 15 days.
  If you wish to redeem $25,000 or more from any shareholder account.

Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker/dealers, and member firms of a national securities exchange. Call your financial institution to see if it has the ability to guarantee a signature. A notary public cannot pro-

Prospectus 27

vide signature guarantees. The Funds will not make redemption checks payable to anyone other than (1) the shareholder(s) of record, or (2) a financial intermediary for the benefit of the sharehold-er(s) of record.

The Funds reserve the right to require a signature guarantee under other circumstances or to delay a redemption when permitted by Federal Law. For more information pertaining to signature guarantees, please call 1-800-595-3044.

Corporate, Trust and Other Accounts

Redemption requests from corporate, trust, and other accounts may require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Transfer Agent at 1-800-595-3044 to determine what additional documents are required.

Address Changes

To change the address on your account, call the Transfer Agent at 1-800-595-3044 or send a written request signed by all account owners. Include the account number(s) and name(s) on the account and both the old and new addresses. Certain options may be suspended for a period of 15 days following an address change.

Transfer of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required. In order to avoid delays in processing these requests, you should call the Transfer Agent at 1-800-595-3044 to determine what additional documents are required.

Redemption Initiated by the Funds

Because there are certain fixed costs involved with maintaining your account, the Funds may require you to redeem all of your shares if your account balance in a Fund falls below $1,000. After your account balance falls below the minimum balance, you will receive a notification from the Funds indicating its intent to close your account along with instructions on how to increase the value of your account to the minimum amount within 60 days. If your account balance is still below $1,000 after 60 days, the Funds may close your account and send you the proceeds. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. The right of redemption by the Funds will not apply if the value of your account balance falls below $1,000 because of market performance. All shares of a Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. Any involuntary redemption will create a capital gain or loss, which may have tax consequences about which you should consult your tax advisor.

Shareholder Communications

Account Statements

Every quarter, shareholders of the Funds will automatically receive account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Confirmations

Confirmation statements will be sent after each transaction that affects your account balance or account registration.

Regulatory Mailings

Financial reports will be sent at least semiannually. Annual reports will include audited financial statements. To reduce expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Funds. If you wish to receive individual copies of these documents please call the Funds at 1-800-595-3044 or contact your financial institution. The Funds will send individual copies within 30 days.

Prospectus 28

Dividends and Distributions

Each Fund intends to pay income and capital gains distributions at least once a year and expects that distributions will consist primarily of capital gains. You may elect to reinvest income dividends and capital gain distributions in the form of additional shares of the Funds or receive these distributions in cash. Dividends and distributions from each Fund are automatically reinvested in the Fund, unless you elect to have dividends paid in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you are interested in changing your election, you may call the Transfer Agent at 1-800-595-3044 or send a written notification to:

Paradigm Funds
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

Taxes

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-deferred account). Dividends paid by a Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the shareholders as ordinary income.

Distributions by a Fund of net long-term capital gains to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.

Redemptions of shares of a Fund are taxable events which you may realize as a gain or loss. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, and how long the shares were held.

A Fund’s distributions may be subject to federal income tax whether received in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences of an investment in the Funds.

Fund Service Providers

Custodian
US Bank, N.A.

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

Investment Advisor
Paradigm Funds Advisor LLC

Legal Counsel
Thompson Hine LLP

Transfer Agent
Mutual Shareholder Services, LLC

Prospectus 29

PRIVACY POLICY

The following is a description of the Funds’ policies regarding disclosure of non-public personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

  Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
  Information about your transactions with the Fund company, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Financial Highlights

The financial highlight tables on the following pages are intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The financial information has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in the Funds’ annual report, which is available upon request.

Prospectus 30

Paradigm Value Fund

Financial Highlights - Paradigm Value Fund

Selected data for a share outstanding	1/1/2018	1/1/2017	1/1/2016		1/1/2015		1/1/2014
throughout the period:	to	to	to		to		to
	12/31/2018	12/31/2017	12/31/2016		12/31/2015		12/31/2014
Net Asset Value - Beginning of Period	$48.96	$48.10	$43.02		$48.33		$56.37
Net Investment Loss (a)	(0.10)	(0.08)	(0.02)		(0.02)		(0.05)
Net Gain (Loss) on Investments (Realized and Unrealized)	(0.98)	6.89	7.46		0.74		1.50
Total from Investment Operations	(1.08)	6.81	7.44		0.72		1.45
Distributions (From Net Investment Income)	-	-	-		-		-
Distributions (From Capital Gains)	(5.95)	(5.96)	(2.36)		(6.03)		(9.49)
Total Distributions	(5.95)	(5.96)	(2.36)		(6.03)		(9.49)
Proceeds from Redemption Fee	0.01	0.01	-	+	-	+	-	+
Net Asset Value - End of Period	$41.94	$48.96	$48.10		$43.02		$48.33
Total Return (b)	(2.07)%	14.06%	17.29%		1.35%		2.44%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$51,431	$59,173	$62,096		$66,931		$96,162
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	1.66%	2.00%		2.00%		1.97%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.50%	1.50%	1.50%		1.50%		1.50%
Ratio of Net Investment Loss to Average
Net Assets (c)	(0.18)%	(0.15)%	(0.06)%		(0.05)%		(0.09)%
Portfolio Turnover Rate	20.54%	24.12%	12.68%		14.35%		31.47%

Paradigm Select Fund

Financial Highlights - Paradigm Select Fund

Selected data for a share outstanding throughout the period:	1/1/2018	1/1/2017	1/1/2016		1/1/2015		1/1/2014
	to	to	to		to		to
	12/31/2018	12/31/2017	12/31/2016		12/31/2015		12/31/2014
Net Asset Value - Beginning of Period	$37.44	$33.49	$29.09		$32.20		$37.05
Net Investment Income (Loss) (a)	0.01	(0.05)	(0.04)		0.07		-	+
Net Gain (Loss) on Investments (Realized and Unrealized)	(3.74)	5.42	4.69		(0.45)		2.98
Total from Investment Operations	(3.73)	5.37	4.65		(0.38)		2.98
Distributions (From Net Investment Income)	-	-	(0.01)		(0.05)		-
Distributions (From Capital Gains)	(0.96)	(1.46)	(0.24)		(2.68)		(7.83)
Total Distributions	(0.96)	(1.46)	(0.25)		(2.73)		(7.83)
Proceeds from Redemption Fee	-	0.04	-	+	-	+	-

Net Asset Value - End of Period	$32.75	$37.44	$33.49		$29.09		$32.20
Total Return (b)	(9.93)%	16.12%	15.98%		(1.26)%		7.86%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$23,323	$25,262	$22,869		$5,399		$6,537
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%		1.50%		1.50%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.15%	1.15%	1.15%		1.15%		1.15%
Ratio of Net Investment Income (Loss) to Average
Net Assets (c)	0.03%	(0.13)%	(0.14)%		0.21%		0.00%	+
Portfolio Turnover Rate	20.28%	21.49%	31.47%		19.57%		36.25%

(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Such percentages reflect an expense waiver by the Advisor.
+ Amount calculated is less than $0.005/0.005%.

Prospectus 31

Paradigm Opportunity Fund

Financial Highlights - Paradigm Opportunity Fund

Selected data for a share outstanding throughout the period:	1/1/2018		1/1/2017	1/1/2016	1/1/2015		1/1/2014
	to		to	to	to		to
	12/31/2018		12/31/2017	12/31/2016	12/31/2015		12/31/2014
Net Asset Value - Beginning of Period	$40.48		$35.68	$31.14	$32.70		$31.25
Net Investment Loss (a)	(0.08)		(0.01)	(0.02)	(0.06)		(0.05)
Net Gain (Loss) on Investments (Realized and Unrealized)	(1.09)		5.18	4.56	(1.50)		3.27
Total from Investment Operations	(1.17)		5.17	4.54	(1.56)		3.22
Distributions (From Net Investment Income)	-		-	-	-		-
Distributions (From Capital Gains)	(1.58)		(0.37)	-	-	+	(1.77)
Total Distributions	(1.58)		(0.37)	-	-		(1.77)
Proceeds from Redemption Fee	-	+	-	-	-	+	-	+
Net Asset Value - End of Period	$37.73		$40.48	$35.68	$31.14		$32.70
Total Return (b)	(2.84)%		14.48%	14.58%	(4.76)%		10.28%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$10,995		$7,789	$6,699	$6,019		$6,694
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%		1.65%	2.00%	2.00%		2.00%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.25%		1.25%	1.25%	1.25%		1.25%
Ratio of Net Investment Loss to Average
Net Assets (c)	(0.17)%		(0.03)%	(0.08)%	(0.19)%		(0.15)%
Portfolio Turnover Rate	19.31%		14.29%	10.65%	16.21%		7.59%

Paradigm Micro-Cap Fund

Financial Highlights - Paradigm Micro-Cap Fund

Selected data for a share outstanding throughout the period:	1/1/2018		1/1/2017		1/1/2016		1/1/2015	1/1/2014
	to		to		to		to	to
	12/31/2018		12/31/2017		12/31/2016		12/31/2015	12/31/2014
Net Asset Value - Beginning of Period	$32.40		$29.89		$24.32		$27.39	$30.35
Net Investment Loss (a)	(0.23)		(0.31)		(0.18)		(0.11)	(0.17)
Net Gain (Loss) on Investments (Realized and Unrealized)	(3.35)		5.05		6.83		(2.64)	0.74
Total from Investment Operations	(3.58)		4.74		6.65		(2.75)	0.57
Distributions (From Net Investment Income)	-		-		-		-	-
Distributions (From Capital Gains)	(3.56)		(2.23)		(1.08)		(0.32)	(3.53)
Total Distributions	(3.56)		(2.23)		(1.08)		(0.32)	(3.53)
Proceeds from Redemption Fee	-	+	-	+	-	+	-	-
Net Asset Value - End of Period	$25.26		$32.40		$29.89		$24.32	$27.39
Total Return (b)	(10.96)%		15.79%		27.33%		(10.05)%	1.81%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$44,346		$49,424		$51,670		$42,395	$26,100
Ratio of Expenses to Average Net Assets	1.25%		1.25%		1.25%		1.25%	1.25%
Ratio of Net Investment Loss to Average
Net Assets	(0.67)%		(0.96)%		(0.67)%		(0.41)%	(0.58)%
Portfolio Turnover Rate	111.47%		125.90%		88.88%		70.95%	101.19%

(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Such percentages reflect an expense waiver by the Advisor.
+ Amount calculated is less than $0.005.

Prospectus 32

Where to go for Information

For shareholder inquiries, please call toll-free in the U.S. at 1-800-239-0732. You will also find more information about the Funds at www.paradigm-funds.com and in the following documents:

Statement of Additional Information

The Statement of Additional Information contains additional and more detailed information about the Funds, and is considered to be a part of this Prospectus. Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. There are three ways to get a copy of these documents.

1. Call or write and a copy will be sent without charge.
Paradigm Funds
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147
1-800-595-3044

2. Call or write the Public Reference Section of the Securities and Exchange Commission
(“SEC”) and ask them to mail you a copy. The SEC charges a fee for this service. You can also review and copy information about the Funds in person at the SEC Public
Reference Room in Washington D.C.

Public Reference Section of the SEC
100 F Street NE
Washington D.C. 20549-0102
1-202-551-8090

Copies of these documents may also be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov

3. Go to the SEC’s website (www.sec.gov) and download a copy.

PARADIGM FUNDS SEC file number 811-21233

Paradigm Funds NINE ELK STREET ALBANY, NY 12207-1002 1-518-431-3500 www.paradigm-funds.com

PARADIGM FUNDS Paradigm Value Fund (PVFAX) Paradigm Opportunity Fund (PFOPX) Paradigm Select Fund (PFSLX) Paradigm Micro-Cap Fund (PVIVX)

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2019

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Paradigm Funds dated April 30, 2019. The Funds’ Annual Report to Shareholders, dated December 31, 2018, has been incorporated by reference into this SAI. A free copy of the Prospectus and Annual Report can be obtained by writing the Transfer Agent at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 or by calling 1-800-595-3044.

TABLE OF CONTENTS
DESCRIPTION OF THE TRUST AND THE FUNDS	1
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS	1
INVESTMENT LIMITATIONS	5
THE INVESTMENT ADVISOR	7
THE PORTFOLIO MANAGERS	7
PORTFOLIO MANAGER COMPENSATION	8
TRUSTEES AND OFFICERS	9
COMPENSATION	13
BOARD INTEREST IN THE TRUST	13
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	13
AUDIT COMMITTEE	14
PORTFOLIO TRANSACTIONS AND BROKERAGE	14
PRICING OF FUND SHARES	15
ADDITIONAL TAX INFORMATION	16
PURCHASES AND SALES THROUGH BROKER-DEALERS	17
ANTI-MONEY LAUNDERING PROGRAM	17
CUSTODIAN	17
FUND SERVICES	17
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	18
DISCLOSURE OF PORTFOLIO HOLDINGS	18
FINANCIAL STATEMENTS	19
PROXY VOTING POLICIES	19
MORE INFORMATION	19

                                                                i

DESCRIPTION OF THE TRUST AND THE FUNDS

     The Paradigm Value Fund was organized as a non-diversified series of Paradigm Funds (the "Trust") on September 13, 2002 and commenced operations on January 1, 2003. The Paradigm Opportunity Fund and the Paradigm Select Fund were organized as non-diversified series of the Trust on December 10, 2004 and commenced operations on January 1, 2005. Paradigm Value Fund, Paradigm Opportunity Fund and Paradigm Select Fund changed to diversified Funds effective October 1, 2007. The Paradigm Micro-Cap Fund (formerly known as Paradigm Intrinsic Value Fund) was organized as a diversified series of the Trust on December 3, 2007 and commenced operations on January 1, 2008. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 13, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. There are four fund series currently authorized by the Trustees (collectively the "Funds"). The investment advisor to the Funds is Paradigm Funds Advisor LLC (the "Advisor"). Each of the Funds, except the Micro-Cap Fund, had an investment advisory agreement with Paradigm Capital Management, Inc. (the “Company”). On December 16, 2005 Paradigm Funds Advisor LLC (“LLC”) assumed the obligations of the Company under the management agreements between the Advisor and the Trust (the “Management Agreements”). The Company and the LLC are controlled by the same shareholders. Both the Company and the LLC are referred to as the “Advisor”.

     The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and the Funds’ transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     For information concerning the purchase and redemption of shares of the Funds, see "How to Buy and Sell Shares" in the Funds’ Prospectus. For a description of the methods used to determine the share price and value of each Fund's assets, see "Pricing of Fund Shares" in the Funds’ Prospectus and "Pricing of Fund Shares" in this SAI.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a discussion of some of the investments the Funds may make and some of the techniques they may use.

     A. Equity Securities. Each Fund may invest in equity securities such as common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

     Equity securities also include exchange traded funds (“ETFs”). To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, a Fund may invest in new exchange traded shares as they become available. When a Fund invests in ETFs or other investment companies, it will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company.

     Many ETFs are organized as investment companies under the Investment Company Act of 1940, as amended. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, the Fund's shareholders indirectly will bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund's shareholders directly bear in connection with the Fund's own operations.

     Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, a Fund may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company (the "3% Limitation") or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the Advisor acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment advisor, such investments by the Fund may cause shareholders to bear duplicate fees.

     In addition, each Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (“SEC”) that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the NASD for a fund of funds.

     B. Foreign Securities. Each Fund may invest in foreign equity securities including American Depositary Receipts (“ADRs”). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities.

     Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an Advisor will be able to anticipate or counter these potential events and their impact on a Fund’s share price.

     The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

     C. Short Sales. Each Fund may sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

     In connection with its short sales, a Fund will be required to maintain a segregated account with the Fund’s custodian of cash or high grade liquid assets equal to (i) the current market value of the securities sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

     D. Securities Lending. Each Fund may make long and short term loans of its portfolio securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor. Furthermore, they will only be made if, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

     The Advisor understands that it is the current view of the staff of the SEC that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

     E. Restricted and Illiquid Securities. The portfolio of each Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, a Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. No Fund will invest more than 15% of its net assets in illiquid securities.

     With respect to Rule 144A securities, these restricted securities are treated as exempt from the 15% limit on illiquid securities, provided that a dealer or institutional trading market in such securities exists. No Fund will, however, invest more than 10% of its net assets in Rule 144A securities. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of restricted securities and, through reports from the Advisor, the Board of Trustees will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of a Fund could be adversely affected.

     F. U.S. Government Securities. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

     G. Corporate Debt Securities. Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Advisor considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated, determined by the Advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.

     H. Fixed Income Securities. Fixed income securities, include when-issued, delayed delivery, or forward commitment basis. Fixed income securities are subject to credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that a Fund’s investments in fixed income securities may fall when interest rates rise.

     Investments in high-yield bonds are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The value of lower quality securities is subject to greater volatility and is generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

     I. Financial Services Industry Obligations. Each Fund may invest in each of the following obligations of the financial services industry: (1) Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

     (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

     (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     J. Repurchase Agreements. Each Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or agencies of the U.S. government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions.

     K. Borrowing. Each Fund is permitted to borrow money up to one-third of the value of its total assets for the purpose of investment as well as for temporary or emergency purposes. Borrowing for the purpose of investment is a speculative technique that increases both investment opportunity and a Fund's ability to achieve greater diversification. However, it also increases investment risk. Because a Fund’s investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund’s net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     L. Options Transactions. Each Fund may engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

     The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

     M. Real Estate Investment Trusts. The Funds may invest in the securities of real estate investment trusts (“REITs”). REITs offer investors greater liquidity and diversification than direct ownership of properties. A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those that invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. Unlike corporations, REITs do not pay income taxes if they meet certain IRS requirements. Real estate related equity securities also include those insured by real estate developers, companies with substantial real estate holdings (for investment or as part of their operations), as well as companies whose products and services are directly related to the real estate industry, such as building supply manufacturers, mortgage lenders or mortgage servicing companies. Like any investment in real estate, though, a REIT’s performance depends on several factors, such as its ability to find tenants, renew leases and finance property purchases and renovations. Other risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

     N. Master Limited Partnerships. The Funds may invest in Master Limited Partnerships (“MLPs”) which are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. Their interests, or units, trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. MLPs generally have two classes of owners, the general partner and limited partners. The general partner typically controls the operations and management of the MLP through an equity interest in the MLP plus, in many cases, ownership of common units and subordinated units, and have a limited role in the partnership’s operations and management.

     MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e, they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Funds will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of a Fund pursuant to reverse repurchase transactions.

     2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

     3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Funds will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. No Fund will invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of a Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. No Fund will purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

     3. Margin Purchases. No Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Options. The Funds will not purchase or sell puts, calls, options or straddles, except as described in the Statement of Additional Information.

     5. Illiquid Investments. No Fund will invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISOR

     The investment advisor to the Funds is Paradigm Funds Advisor LLC located at 9 Elk Street, Albany, NY 12207. Each of the Funds, except the Micro-Cap Fund, had an investment advisory agreement with Paradigm Capital Management, Inc. (the “Company”). On December 16, 2005, Paradigm Funds Advisor LLC (“LLC”) assumed the obligations of the Company under the Management Agreements. The Company and the LLC are controlled by the same shareholders. Both the Company and the LLC are referred to as the “Advisor”. As sole shareholders of the Advisor, Candace King Weir, Amelia Farley Weir, and Katherine Broussard Weir are regarded to control the Advisor for purposes of the 1940 Act. Candace King Weir is President and a Trustee of the Trust and is an affiliated person of the Trust and the Advisor.

     Under the terms of the Management Agreements, the Advisor manages the investment portfolios of the Funds, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreements, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. The Advisor also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. The Advisor pays all operating expenses of the Funds, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions and extraordinary expenses. Effective May 1, 2017 the Advisor reduced the annual investment management fee for the Paradigm Value Fund and the Paradigm Opportunity Fund to 1.50% of the average daily net assets of each Fund. For its services, the Advisor receives an annual investment management fee of 1.50% of the average daily net assets of the Paradigm Value Fund, 1.50% of the average daily net assets of the Paradigm Opportunity Fund, 1.50% of the average daily net assets of the Paradigm Select Fund and 1.25% of the average daily net assets of the Paradigm Micro-Cap Fund. The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in Acquired Funds) at 1.25% of the Opportunity Fund’s average daily net assets through April 30, 2020, and at 1.15% of the Select Fund’s average daily net assets through April 30, 2020. For the fiscal years ended December 31, 2016, 2017, and 2018, the Advisor received management fees before the waiver equal to $1,202,039, $1,004,593 and $901,890 respectively, from the Paradigm Value Fund. For the fiscal years ended December 31, 2016, 2017 and 2018, the Advisor waived management fees of $300,510, $98,961 and $0, respectively, for the Paradigm Value Fund. For the fiscal years ended December 31, 2016, 2017 and 2018, the Advisor received management fees before the waiver equal to $121,796, $123,310 and $157,139, respectively, from the Paradigm Opportunity Fund. For the fiscal years ended December 31, 2016, 2017 and 2018, the Advisor waived management fees of $45,674, $30,074 and $26,186, respectively, for the Paradigm Opportunity Fund. For the fiscal years ended December 31, 2016, 2017 and 2018, the Advisor received management fees equal to $126,540, $359,491 and $395,695, respectively, from the Paradigm Select Fund. For the fiscal years ended December 31, 2016, 2017 and 2018, the Advisor waived management fees of $29,526, $83,869 and $92,323, respectively, for the Paradigm Select Fund. For the fiscal years ended December 31, 2016, 2017 and 2018, the Advisor received management fees equal to $558,064, $571,781 and $673,800, respectively, from the Paradigm Micro-Cap Fund.

     The Advisor retains the right to use the names "Paradigm Value Fund", "Paradigm Opportunity Fund", "Paradigm Select Fund" and "Paradigm Micro-Cap Fund" or any derivative thereof in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use these names or any derivative thereof automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believe that there would be no material impact on the Funds or their shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

THE PORTFOLIO MANAGERS

     Ms. Candace King Weir, Ms. Amelia Weir and Scott M. Bruce (the “Portfolio Managers”) are the portfolio managers responsible for the day-to-day management of the Funds. The Paradigm Value Fund's investment portfolio is managed on a day-today basis by Ms. Candace King Weir, Ms. Amelia Weir and Mr. Bruce. The Paradigm Select Fund’s investment portfolio, the Paradigm Opportunity Fund’s investment portfolio and the Paradigm Micro-Cap Fund's investment portfolio are managed on a day-to-day basis by Ms. Candace King Weir and Ms. Amelia Weir.

The following table lists the number and types of accounts (other than the Paradigm Funds) managed by each of the Portfolio Managers:

Ms. Candace King Weir (As of December 31, 2018)
			Number of Accounts by	Total Assets By Account
	Number of Accounts by	Total Assets By Account	Type Subject to a	Type Subject to a
Account Type	Account Type	Type	Performance Fee	Performance Fee
Other Registered	0	0	0	0
Investment Companies
Other Pooled Investment	4	$276.6 Million	4	$79.1 Million
Vehicles
Other Accounts	96	$605.0 Million	0	0

Ms. Amelia F. Weir (As of December 31, 2018)
			Number of Accounts by	Total Assets By Account
	Number of Accounts by	Total Assets By Account	Type Subject to a	Type Subject to a
Account Type	Account Type	Type	Performance Fee	Performance Fee
Other Registered	0	0	0	0
Investment Companies
Other Pooled Investment	2	$230.5 Million	2	$74.0 Million
Vehicles
Other Accounts	3	$106.2 Million	0	0

Mr. Scott M. Bruce (As of December 31, 2018)
			Number of Accounts by	Total Assets By Account
	Number of Accounts by	Total Assets By Account	Type Subject to a	Type Subject to a
Account Type	Account Type	Type	Performance Fee	Performance Fee
Other Registered	0	0	0	0
Investment Companies
Other Pooled Investment	0	0	0	0
Vehicles
Other Accounts	0	0	0	0

     As indicated in the table above, the Portfolio Managers are managers of accounts for multiple clients. The Portfolio Managers are also managers for Paradigm Capital Management, Inc. (an affiliated investment advisor) which also provides management services to private clients (separately managed accounts), institutional accounts, and unaffiliated investment companies. These accounts may include portfolios of investments substantially identical to the Paradigm Funds, which could create a certain conflict of interest. As the Paradigm Funds and any separate accounts managed similarly to the Funds will be managed concurrently, all portfolio transactions are implemented according the Advisor’s trade allocation procedures and side-by-side policies. These procedures, among other things, insure that all trades allocated to advisory clients (including the Funds) fulfill the Advisor’s fiduciary duty to each client and otherwise allocate securities on a basis that is fair and nondiscriminatory. Such procedures are generally applied in numerous instances, including, among other things, block and bunched trades. In determining a fair allocation, the Advisor may take into account a number of factors, including among other things, the Advisor’s fiduciary duty to each client, any potential conflicts of interest, the size of the transaction, the relative size of a client’s portfolio, cash available for investment suitability, as well as each client’s investment objectives.

PORTFOLIO MANAGER COMPENSATION

     Ms. Candace Weir’s and Ms. Amelia Weir’s compensation, which is paid by the Company, for managing accounts including the Paradigm Funds, other investment companies, institutional accounts and/or high net worth accounts consists of a base salary plus a bonus. The bonus is principally based on a combination of their performance versus the benchmark. In addition, Ms. Candace Weir receives a fixed percentage of the fees earned for the high net worth assets she manages. Ms. Candace Weir and Ms. Amelia Weir both hold significant ownership in the Advisor and Paradigm Capital Management, Inc.

     Mr. Bruce’s compensation, which is paid by the Company, for managing the Paradigm Funds, consists of a base salary plus a discretionary bonus. The discretionary bonus is principally based on a combination of his performance versus the benchmark, and his performance versus his peers.

The following table shows the dollar range of equity securities beneficially owned by Ms. C. Weir and Ms. A. Weir and Mr. Bruce, Portfolio Managers of select funds of the Trust as of December 31, 2018.

	Dollar Range of Equity	Dollar Range of Equity	Dollar Range of Equity	Dollar Range of Equity
Name of Portfolio Manager	Securities in the	Securities in the	Securities in the	Securities in the
	Paradigm Value Fund	Paradigm Opportunity Fund	Paradigm Select Fund	Paradigm Micro-Cap Fund
Ms. Candace King Weir	Over $1 Million	Over $1 Million	Over $1 Million	Over $1 Million
Ms. Amelia F. Weir	$10,001-$50,000	None	$10,001–$50,000	$500,001-$1,000,000
Mr. Scott M. Bruce	$50,001 - $100,000	None	None	None

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The Board has engaged the Advisor to manage and/or administer the Trust and is responsible for overseeing the Advisor and other service providers to the Trust and the Funds. The Board is currently composed of six Trustees, including four Trustees who are not "interested persons" of the Funds, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to four regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. The Board of Trustees has established an Audit Committee comprised entirely of Trustees who are Independent Trustees. The Audit Committee is generally responsible for (i) overseeing and monitoring the Trust's internal accounting and control structure, its auditing function and its financial reporting process, (ii) selecting and recommending to the full Board of Trustees the appointment of auditors for the Trust, (iii) reviewing audit plans, fees, and other material arrangements with respect to the engagement of auditors, including permissible non-audit services performed; (iv) reviewing the qualifications of the auditor's key personnel involved in the foregoing activities and (v) monitoring the auditor's independence.

     The Chairperson of the Board of Trustees is Candace King Weir, who is an “interested person” of the Trust, within the meaning of the 1940 Act, on the basis of her affiliation with the Funds and the Advisor. The Board has elected William P. Phelan to serve as Lead Independent Trustee. The Lead Independent Trustee is a spokesperson and principal point of contact for the Independent Trustees and is responsible for coordinating the activities of the Independent Trustees, including chairing the meetings of the Independent Trustees. The Lead Independent Trustee may also perform such other functions as may be delegated by the Board from time to time. The use of an interested Chairperson balanced by an independent Audit Committee and a Lead Independent Trustee allows the Board to access the expertise necessary to oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions. Considering the size of the Trust and its shareholder base, the Trustees have determined that an interested Chairperson balanced by an independent Audit Committee and a Lead Independent Trustee is the appropriate leadership structure for the Board of Trustees.

     Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund’s risks directly and through its officers. While day-to-day risk management responsibilities rest with the Trust’s Chief Compliance Officer, investment advisor and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Funds’ investment advisor, administrator, transfer agent, the custodian and the independent registered public accounting firm, to discuss the activities of the Funds; (5) engaging the services of the Chief Compliance Officer of the Trust to test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding each Fund’s financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment advisor and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

     Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. The characteristics that have led the Board to conclude that each of the Trustees should continue to serve as a Trustee of the Trust are discussed below.

Candace King Weir. Mrs. C. Weir has served as a Chairperson of the Board of Trustee since the Trust’s inception in 2002. She is the Chief Executive Officer of the Trust's investment advisor, Paradigm Funds Advisor LLC. In addition, Mrs. C. Weir has been the President and Chief Investment Officer of Paradigm Capital Management, Inc., an institutional money management firm, since 1994 and President and Director of CL King & Associates, Inc., an institutional fixed income, equity trading and research group, since 1972. Her financial background and organizational skills help the Board set long-term goals for the Funds and establish processes for overseeing Trust policies and procedures. Mrs. C. Weir is also a General Partner of PCM Ventures LLC, and has worked in the investment management industry since 1969 providing investment management knowledge to the Board of Trustees. Additionally, effective February 25, 2013, Mrs. C. Weir has served as a co-portfolio manager to the Paradigm Value Fund, Paradigm Select Fund and Paradigm Opportunity Fund. Mrs. C. Weir has also served as a co-portfolio manager to the Paradigm Micro-Cap Fund since December 27, 2011.

Carl A. Florio. Mr. Florio has served as a Trustee since the Trust’s inception in 2002. He has been the Vice Chairman of Paradigm Capital Management, Inc., an institutional money management firm, since 2008 and Vice Chairman of CL King and Associates, an institutional fixed income equity trading and research group, since 2008. Mr. Florio has been a director of First Niagara Financial Group, Inc. since January 2009, and served as a senior executive of the company in January 2005 until January 2008. Prior to that, he had been President and Chief Executive Officer of Hudson River Bancorp, Inc. beginning in 1995. He is currently a director of American Bio Medica Corporation, where he is a member of the Audit, Compensation and Executive Committees. As a former Certified Public Accountant and Audit Chair of the Federal Home Loan Bank of New York, Mr. Florio brings valuable risk management experience, budgeting and financial reporting skills to the Board of Trustees.

Gary Greenhouse. Mr. Greenhouse has served as a Trustee since 2016. He is the founder and CEO of Dr. Woods Products (2006 to present) and Managing Partner of Sylvia Woods Food Company (2000 to present), both nationally distributed consumer products brands. Mr. Greenhouse was previously CEO of A. Greenhouse Inc. (1974 to 1993), a third generation family-owned grocery distributor. Mr. Greenhouse was also the co-founder and subsequent board member of World Finer Foods from 1980 to 1994. Mr. Greenhouses’s broad business background across multiple industries as well as his problem solving and relationship building skills help the Board set long-term goals.

Peter H. Heerwagen. Mr. Heerwagen has served as a Trustee since 2009. He is an attorney specializing in tax matters. Mr. Heerwagen joined The Ayco Company, L.P. (“Ayco”), a Goldman Sachs Company, as a principal in 1972. He served in many capacities until his retirement in 2009. In 1986, he became Chief Investment Officer of Ayco, and in 1993 he founded Ayco Asset Management. In 2003, he became a member of the Ayco Executive Committee responsible for the management of the firm. Mr. Heerwagen also currently serves as a Director on the Boards of Albany Medical Center and The Ayco Charitable Foundation. He has worked in the investment management industry since 1972 providing investment management knowledge to the Board of Trustees. Mr. Heerwagen’s legal background and organizational skills also help the Board set long-term goals for the Funds and establish processes for overseeing Trust policies and procedures.

William P. Phelan. Mr. Phelan has served as a Trustee since 2007 and has served as the Lead Independent Trustee since September 2014. He is the co-founder and Chief Executive Officer of Bright Hub, Inc., a software company founded in 2006, which is an online media company. Mr. Phelan has served as a director, member of the Finance Committee, and Chairman of the Investment Committee of CDPHP, a not-for-profit individual practice association model health maintenance organization since 2009. Mr. Phelan has also served as a director and Chairman of the Audit Committee of Mechanical Technology, Inc., which is engaged in the design, manufacture, and sale of test and measurement instruments and systems, since 2004. Since May 2004, Mr. Phelan has acted as Chairman and CEO of Chatham Capital Management, Inc. In addition, Mr. Phelan has held numerous executive positions at Fleet Equity Partners, Cowen & Company, and UHY Advisors Inc., formerly Urbach Kahn & Werlin, PC. Mr. Phelan has a B.A. in Accounting and Finance and an M.S. in Studies in Taxation. As a Certified Public Accountant, Mr. Phelan brings budgeting and financial reporting skills to the Board of Trustees, and serves as Chairman of the Trust’s Audit Committee.

George M. Philip. Mr. Philip has served as a Trustee since 2016. He served as the 18th president of the University of Albany, State University of New York from 2007 to 2013. Prior to this, he served as the Executive Director and Chief Investment Officer of the New York State Teachers’ Retirement System. Mr. Philip is also a current or past member of numerous professional organizations and governing bodies involved in financial, educational, and community activities including: First Niagara National Council on Teacher Retirement, Pension Managers Advisory Committee of the New York Stock Exchange, the Research Foundation of SUNY, St. Peter’s Health Partners, Saratoga Performing Arts Center, US Airways Group, Inc., the University at Albany Council, and the Council of Institutional Investors. Mr. Philip also earned a J.D. degree from Western New England University of School of Law. Mr. Philip’s experience as an executive in both an academic setting and within the investment management industry will be an asset to the Board.

Interested Trustees and Officers

				Number of	Other
	Position(s)			Funds in the	Directorships
	Held with	Term of Office		Trust	Held by the
Name, Address[1]	Paradigm	and Length of		Overseen by	Trustee During
and Year of Birth	Funds	Time Served	Principal Occupation(s) During the Past 5 Years	Trustee	the Past 5 Years

Candace King	President and	Indefinite Term,	Co-Portfolio Manager of Paradigm Micro-Cap Fund since	4	None
Weir[2]	Trustee	Since 2002	2011, Paradigm Value Fund, Paradigm Select Fund and
(1944)			Paradigm Opportunity Fund since February 2013; Director,
President, Chief Investment Officer, and Portfolio Manager
of Paradigm Capital Management, Inc. since 1994;
Director and President of C.L. King & Associates, Inc.
since 1972; Managing Member of PCM Ventures, LLC
since 1996, PCM Ventures International LLC since 2001,
PCM Ventures II, LLC since 2003, and PCM Ventures III,
LLC since 2010, Paradigm Funds Advisors LLC since
2005.
Amelia F. Weir	Secretary	Indefinite Term,	Co-Portfolio Manager of Paradigm Micro-Cap Fund since	N/A	N/A
(1975)		Since 2009	2011, Paradigm Value Fund, Paradigm Select Fund and
Paradigm Opportunity Fund since February 2013; Portfolio
Manager and Director of Research Paradigm Capital
Management (2008 – current).
Carl A. Florio,	Trustee	Indefinite Term,	Director and Vice Chairman of Paradigm Funds Advisor	4	Director,
CPA[3]		Since 2005	LLC and affiliated entities (2008 – current).		American Bio
(1948)					Medical; Dir.,
First Niagara
Financial Group
Robert A. Benton,	Treasurer,	Indefinite Term,	SVP and CFO of Paradigm Funds Advisor LLC and	N/A	N/A
(1954)	Chief	Treasurer and	affiliated advisor (May 2006 – current), SVP and CFO of
	Financial	Chief Financial	C.L. King & Associates, a registered broker dealer
	Officer, and	Officer Since	(February 2001 - current). CCO of Paradigm Funds
	Chief	2002, Chief	Advisor LLC and affiliated advisor (June 2016 – current).
	Compliance	Compliance
	Officer	Officer Since
June 2016

Independent Trustees

				Number of	Other
	Position(s)			Funds in the	Directorships
	Held with	Term of Office		Trust	Held by the
Name, Address[1]	Paradigm	and Length of		Overseen by	Trustee During
and Year of Birth	Funds	Time Served	Principal Occupation(s) During the Past 5 Years	Trustee	the Past 5 Years

Gary Greenhouse[4]	Trustee	Indefinite Term,	Founder and President, Dr. Woods Products (a consumer	4	None
(1943)		Since 2016	products company) (2006 – current); Founder and
Managing Partner, Sylvia Woods Food Company (2000 –
current).
Peter H.	Trustee	Indefinite Term,	Peter H. Heerwagen, Attorney at Law (2009 – current).	4	None
Heerwagen		Since 2009
(1945)

William P.	Trustee	Indefinite Term,	Chief Executive Officer of Bright Hub, Inc. (2006 -	4	Director, MTI
Phelan[5], CPA		Since 2007	current).		Micro
(1956)

George M. Philip	Trustee	Indefinite Term,	Retired (2013 – current); President, University of Albany,	4	Director, First
(1947)		Since 2016	State University of New York (2007 – 2013)		Niagara
Financial
Group, iPic
Entertainment
Inc., US
Airways

1 The address of each trustee and officer is c/o Paradigm Funds, Nine Elk Street, Albany, NY 12207.

2 Candace King Weir is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, by virtue of her affiliation with the Trust's investment advisor, Paradigm Funds Advisor LLC.

3 Carl A. Florio is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, because he is an officer of the Trust's investment advisor, Paradigm Funds Advisor LLC. Carl A. Florio is a member of the Board of Directors of a non-profit foundation that retains Paradigm Capital Management, Inc. to manage a portion of the foundation's assets. Candace King Weir is a Director and the President of Paradigm Capital Management, Inc. and an interested Trustee of the Trust and CEO of the Trust's investment advisor, Paradigm Funds Advisor LLC.

4 Gary Greenhouse is a limited partner in PCM Partners, LP II. As of March 31, 2019 he owned 0.39% of the PCM Partners, LP II partnership, the value of which was approximately $1.05 million. Candace King Weir is the general partner of PCM Partners, LP II an interested Trustee of the Trust and CEO of the Trust's investment advisor, Paradigm Funds Advisor LLC.

5 William P. Phelan is a limited partner in PCM Partners, LP II. As of March 31, 2019 he owned 0.99% of the PCM Partners, LP II partnership, the value of which was approximately $2.66 million. Candace King Weir is the general partner of PCM Partners, LP II an interested Trustee of the Trust and CEO of the Trust's investment advisor, Paradigm Funds Advisor LLC.

COMPENSATION

     Trustee fees are paid by the Advisor. Officers and Trustees of the Fund who are deemed "interested persons" of the Trust receive no compensation from the Fund. The following table provides information regarding Trustee compensation for the fiscal year ended December 31, 2018.

Trustee	Aggregate Compensation from Advisor	Total Compensation from Advisor
Candace King Weir	$0	$0
Carl A. Florio, CPA	$0	$0
Peter Heerwagen	$6,000	$6,000
William P. Phelan	$8,000	$8,000
Gary Greenhouse	$8,000	$8,000
Richard Koskey, CPA[1]	$6,000	$6,000
George M. Philip	$8,000	$8,000

1 Resigned August 21, 2018.

BOARD INTEREST IN THE TRUST

     The following table sets forth the aggregate dollar range of equity securities owned by each Trustee of the Trust as of December 31, 2018.

Aggregate Dollar Range of
Trustee	Dollar Range of Equity		Equity Securities in the Trust
Securities in the Funds Listed Below
Candace King Weir	Paradigm Value Fund	Over $100,000	Over $100,000
	Paradigm Opportunity Fund	Over $100,000
	Paradigm Select Fund	Over $100,000
	Paradigm Micro-Cap Fund	Over $100,000
Carl A. Florio, CPA	Paradigm Value Fund	$50,001 - $100,000	Over $100,000
	Paradigm Opportunity Fund	None
	Paradigm Select Fund	Over $100,000
	Paradigm Micro-Cap Fund	$10,001-$50,000
Gary Greenhouse	Paradigm Value Fund	None	Over $100,000
	Paradigm Opportunity Fund	None
	Paradigm Select Fund	None
	Paradigm Micro-Cap Fund	Over $100,000
Peter Heerwagen	Paradigm Value Fund	$50,001 - $100,000	$50,001 - $100,000
	Paradigm Opportunity Fund	None
	Paradigm Select Fund	None
	Paradigm Micro-Cap Fund	$10,001 - $50,000
William P. Phelan	None		None
George M. Philip	None		None

Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and over $100,000.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of any of the Funds. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of such control. A controlling shareholder could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Funds’ fundamental policies or the terms of the Management Agreements with the Advisor. As of April 2, 2019 each of the following shareholders was considered to be either a control person or principal shareholder of the Funds:

Paradigm Value Fund

Name and Address	Shares	Percent Ownership	Type of Ownership
National Financial Services	397,979.61	34.36%	Record
FBO Customers
200 Liberty Street
New York, NY 10281-1033
Charles Schwab & Co., Inc.	212,238.03	18.32%	Record
FBO Customers
101 Montgomery St.
San Francisco, CA 94104-4122
LPL Financial Services	95,822.63	8.27%	Record
FBO Customers
9785 Towne Centre Drive
San Diego, CA 92121-1968
Candace King Weir	61,446.86	5.31%	Record
9 Elk Street
Albany, NY 12207

As of April 2, 2019, the Trustees and officers as a group owned 5.72% of the outstanding shares of the Paradigm Value Fund.

Paradigm Opportunity Fund

Name and Address	Shares	Percent Ownership	Type of Ownership
Candace King Weir	197,632.53	68.39%	Beneficial
9 Elk Street
Albany NY 12207

As of April 2, 2019, the Trustees and officers as a group owned 68.58% of the outstanding shares of the Paradigm Opportunity Fund.

Paradigm Select Fund

Name and Address	Shares	Percent Ownership	Type of Ownership
Candace King Weir	581,209.72	81.58%	Beneficial
9 Elk Street
Albany NY 12207

As of April 2, 2019, the Trustees and officers as a group owned 82.12% of the outstanding shares of the Paradigm Select Fund.

Paradigm Micro-Cap Fund

Name and Address	Shares	Percent Ownership	Type of Ownership
Candace King Weir	1,502,043.11	85.26%	Beneficial
9 Elk Street
Albany NY 12207

As of April 2, 2019, the Trustees and officers as a group owned 87.08% of the outstanding shares of the Micro-Cap Fund.

AUDIT COMMITTEE

     The Board of Trustees has an Audit Committee, which is comprised of the independent members of the Board of Trustees, Gary Greenhouse, Peter Heerwagen, William P. Phelan, CPA, and George M. Philip. The Audit Committee meets at least once a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee oversees and monitors the Trust's internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee selects and recommends to the full Board of Trustees the appointment of auditors for the Trust. The Audit Committee also reviews audit plans, fees, and other material arrangements with respect to the engagement of auditors, including permissible non-audit services performed. It reviews the qualifications of the auditor's key personnel involved in the foregoing activities and monitors the auditor's independence. During the fiscal year ended December 31, 2018, the Audit Committee met three times.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees, the Advisor is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. The Advisor may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Advisor may place portfolio transactions with brokers or dealers that promote or sell the Funds’ shares so long as such placements are made pursuant to policies approved by the Funds’ Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Funds under the Management Agreements. Due to research services provided by brokers, the Funds may direct trades to certain brokers.

     Since the Funds’ inception through April 30, 2019, the Funds have not executed any brokerage transactions through C.L. King & Associates, and nor are any contemplated. The Funds have no obligation to deal with any broker or dealer in the execution of its transactions. If however, C.L. King & Associates, in its capacity as a registered broker-dealer effects securities transactions for the Funds, such transactions, if any, will be executed at competitive commission rates, and C.L. King & Associates will receive brokerage commissions from the Funds. C.L. King & Associates and the Advisor are affiliated through common ownership and shared resources.

     When a Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for a Fund because of the increased volume of the transaction. If the entire blocked order is not filled, a Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, a Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes an adjustment is reasonable.

     The Trust and the Advisor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Funds, subject to certain limitations. You may obtain a copy of the Code from the SEC.

     For the fiscal years ended December 31, 2016, 2017 and 2018, the Paradigm Value Fund paid brokerage commissions of $81,314, $81,228 and $40,531, respectively. For the fiscal years ended December 31, 2016, 2017 and 2018, the Paradigm Opportunity Fund paid brokerage commissions of $2,762, $4,976 and $13,038, respectively. For the fiscal years ended December 31, 2016, 2017 and 2018, the Paradigm Select Fund paid brokerage commissions of $22,160, $12,133 and $9,309, respectively. For the fiscal years ended December 31, 2016, 2017 and 2018, the Paradigm Micro-Cap Fund paid brokerage commissions of $264,058, $315,782 and $314,194, respectively.

PRICING OF FUND SHARES

     The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Securities that are traded on any exchange or on the NASDAQ market are generally valued by a pricing service at the last quoted sale price. Lacking a last sale price, a security is generally valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price provided by the pricing service does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, or when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

ADDITIONAL TAX INFORMATION

     Each Fund has qualified and intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve a Fund of liability for federal income taxes. Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. The dividends and distributions that shareholders receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions received from a Fund may be taxable whether or not shareholders reinvest them.

     Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. To the extent that underlying income of a Fund consists of qualified dividend income, income distributions received by individual shareholders of the Fund may be subject to federal income tax at the individual shareholder's applicable tax rate for long-term capital gains. To the extent that income distributions received by corporate shareholders of a Fund consist of dividends, the corporate shareholders may qualify for a dividends received deduction. Each Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enacted laws, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount, which is offset, will not be distributed to shareholders. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

     For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts. Shareholders with tax-advantaged or other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until distributions from the retirement account are received. Shareholders should consult their tax adviser regarding the rules governing their own retirement plan.

     Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

     If for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of a Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

PURCHASES AND SALES THROUGH BROKER-DEALERS

     The Funds may be purchased through broker dealers and other intermediaries. Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on each Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, received the order. Customer orders will be priced at a Fund's net asset value next computed after they are received in proper form by an authorized broker or the broker's authorized designee.

     The Advisor or its affiliates may pay additional compensation, out of profits derived from the Advisor’s management fee and not as an additional charge to the Funds, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares (“revenue sharing”). These payments are in addition to any record keeping or sub-transfer agency fees payable by the Funds, or other fees described in the fee table in the prospectus or elsewhere in the prospectus or statement of additional information. Examples of “revenue sharing” payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the Funds on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Advisor access to the financial institutions sales force; granting the Advisor access to the financial institution’s conferences and meetings; assistance in training and educating the financial institution's personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the fund attributable to the financial institution, or other factors as agreed to by the Advisor and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the Funds available to its customers and may allow the Funds greater access to the financial institution’s customers.

ANTI-MONEY LAUNDERING PROGRAM

     The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Funds’ transfer agent has established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new account applications. The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

CUSTODIAN

     US Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of each Fund’s investments. The custodian acts as each Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds on each Fund’s request and maintains records in connection with its duties.

FUND SERVICES

     Mutual Shareholder Services, LLC. (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 acts as the Funds’ transfer agent. MSS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds’ shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. MSS receives an annual fee from the Advisor of $11.50 per shareholder (subject to a minimum monthly fee of $775 per Fund) for these transfer agency services. For the Paradigm Value Fund only, the fee for FundServ accounts is $8.00 per year. If a Fund has less than 50 shareholders the entire transfer agent fee is waived.

     In addition, MSS provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, MSS receives an annual fee from the Advisor based on the average value of each Fund. These fees are: from $0 to $25 million in assets the annual fee is $21,000, from $25 million to $50 million in assets the annual fee is $30,500, from $50 million to $75 million in assets the annual fee is $36,250, from $75 million to $100 million in assets the annual fee is $42,000, from $100 million to $125 million in assets the annual fee is $47,750, from $125 million to $150 million in assets the annual fee is $53,500, and for asset above $150 million the annual fee is $59,250. For the fiscal years ended December 31, 2016, 2017 and 2018, the Advisor paid MSS $45,552, $40,569 and $44,777, respectively, for transfer agent and accounting services for the Paradigm Value Fund. For the fiscal years ended December 31, 2016, 2017 and 2018, the Advisor paid MSS $15,400, $16,713 and $25,113, respectively, for transfer agent and accounting services for the Paradigm Opportunity Fund. For the fiscal years ended December 31, 2016, 2017 and 2018, the Advisor paid MSS $23,230, $32,676 and $39,012, respectively, for transfer agent and accounting services for the Paradigm Select Fund. For the fiscal year ended December 31, 2016, 2017 and 2018, the Advisor paid MSS $40,762, $45,266 and $44,244, respectively, for transfer agent and accounting services for the Paradigm Micro-Cap Fund.

     Premier Fund Solutions, Inc. (“PFS”) provides the Fund with administrative services, including regulatory reporting and necessary office equipment, personnel and facilities. PFS receives a monthly fee from the Advisor equal to an annual rate of 0.07% of the Fund's assets under $200 million, 0.05% of the next $500 million of the Fund's average daily net assets, and 0.03% of the average daily net assets of the Fund thereafter (subject to a minimum monthly fee of $2,000 per Fund. The minimum monthly fee per Fund waived for a period of 12 months effective December 1, 2013). For the fiscal year ended December 31, 2016 the Advisor paid PFS $100,263 for the Paradigm Value Fund, Paradigm Opportunity Fund, Paradigm Select Fund and Paradigm Micro-Cap Fund. For the fiscal year ended December 31, 2017 the Advisor paid PFS $100,425 for the Paradigm Value Fund, Paradigm Opportunity Fund, Paradigm Select Fund and Paradigm Micro-Cap Fund. For the fiscal year ended December 31, 2018 the Advisor paid PFS $106,786 for the Paradigm Value Fund, Paradigm Opportunity Fund, Paradigm Select Fund and Paradigm Micro-Cap Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The firm of Cohen & Company, Ltd., 1350 Euclid Ave., Suite 800, Cleveland, OH 44115, has been selected as the independent registered public accounting firm for the Funds for the fiscal year ending December 31, 2019. Cohen & Company, Ltd. performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISCLOSURE OF PORTFOLIO HOLDINGS

     The Funds are required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which are filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Funds also are required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Funds must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Funds, upon request, free of charge. A Fund may also release its portfolio holdings, sector weightings and other Fund characteristics on a quarterly or monthly basis, with the information as of a date 15 days or more prior to the release. Such information will be posted on the Fund's website. The same information may also be included in printed marketing materials. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

     The Funds release portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Funds. These third party servicing agents include the Advisor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Funds also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. This information is disclosed to third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Additionally, the Funds may release portfolio holdings to third party rating agencies and data reporting platforms on a periodic basis. In these instances portfolio holdings will be supplied no more often than quarterly and on a delayed basis.

     Except as described above, the Funds are prohibited from entering into any arrangements with any person to make available information about a Fund’s portfolio holdings without the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose a Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Funds, as a result of disclosing a Fund’s portfolio holdings.

FINANCIAL STATEMENTS

     The financial statements and the report of the independent registered public accountants required to be included in the SAI are incorporated herein by reference to the Trust's Annual Report to Shareholders for the year ended December 31, 2018. The Trust will provide the Annual Report without charge at written or telephone request. The Annual Report is also available on the Funds website at www.paradigm-funds.com.

PROXY VOTING POLICIES

     The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to the Funds’ Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Advisor may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the Advisor or an affiliated person of the Advisor. In such a case, the Trust’s policy requires that the Advisor abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how a Fund’s vote will be cast.

     The Advisor’s proxy voting policies and procedures are attached as Appendix A to this Statement of Additional Information.

MORE INFORMATION

     The actual voting records relating to portfolio securities during the most recent 12-Month period ended June 30 will be available after August 31 without charge, upon request by calling toll-free, 1-800-595-3044 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Funds' proxy voting policies and procedures are also available by calling 1-800-595-3044 and will be sent within three business days of receipt of a request.

APPENDIX A Proxy Voting Policy

When Paradigm’s accounts hold stock which Paradigm will vote in a fiduciary capacity, its voting obligations must be exercised in accordance with (1) the direction and guidance, if any, provided by the document establishing the account relationship, and (2) the principles of fiduciary law which requires the fiduciary to act in the best interests of the account. Thus, in voting such stock, Paradigm will exercise the care, skill, prudence, and diligence under the circumstances that a prudent person would use considering the aims, objectives, and guidance provided by the client.

In general, this will call for the voting of stock consistent with the best interests of the account, including long-term and short-term economic interests. In considering the best interests of the account, Paradigm will take into account, among other things, the effect of the proposal on the underlying value of the securities. All conflicts of interest will be resolved in the interest of the client. Where Paradigm has an obligation to vote, (1) all stock by proxy will be voted, (2) a written record of such voting will be kept. To assist it in analyzing proxies, Paradigm has subscribed to an unaffiliated third-party corporate governance research service (“Proxy Service Provider”) that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. Please contact the Advisor if you would like a record of how proxies for your shares were voted.

Proxy Voting Procedure

The Portfolio Managers determine how proxies are to be voted. Operations through the Proxy Service Provider will maintain a record of proxy voting determinations, together with all proxy proposals, including shareholder proposals and proposals included in dissident proxy materials. Decisions will be made exclusively in accordance with the economic interests, both long-and short-term, of the account. Except where required by the client, social interests shall not be among the criteria employed by the Portfolio Managers.

Unless notified otherwise by the Portfolio Manager, Operations through the Proxy Service Provider will vote proxies approving the following proposals:

1.	Election of management’s nominees for Directors.

2.	Appointment of Auditors.

3.	Change in the date or location of annual meetings.

4.	For investment companies, continuation of company management, investment advisor or distribution contracts.

5.	Transaction of such other business as may properly come before the meeting.

6.	Receiving and/or approving financial reports.

7.	Indemnification of Directors.

8.	Stock splits and stock dividends.

9.	Authority to issue additional debt.

10.	Change in the number of authorized common shares.

11.	Corporate name change.

12.	Change in investment company agreements with advisors.

13.	Stock option plans, unless exercise price is less than the market price at the time of the grant or dilution under the plan would exceed 10%.

14.	Removal of a Director only for cause.

15.	Waiver of preemptive rights.

16.	Fair pricing amendments unless accompanied by a super-majority provision in excess of two-thirds.

17.	Equal access proposals.

18.	Technical amendments to by-laws or charters.

19.	Share repurchases.

20.	Spin-offs.

Unless notified otherwise by the Portfolio Manager, Operations through the Proxy Service Provider will vote proxies opposing the following proposals:

1.	Creation of a second class of stock with unequal voting rights.

2.	Fair pricing provisions when accompanied by a super-majority provisions in excess of two-thirds.

3.	Amendment to bylaws by Board of Directors without shareholder approval.

4.	Elimination of shareholder right to call a special meeting or requiring more than 25% of shareholders to call a special meeting.

5.	Elimination of shareholder action by written consent.

6.	“Stakeholder” proposals.

7.	Loans or guarantees of loans to Officers and Directors.

8.	Super-majority provisions in excess of two-thirds.

9.	A greater vote requirement to repeal a provision than to adopt it.

10.	Change to cumulative voting.

There is no general policy with respect to the following proposals which shall be evaluated on a case-by-case basis by the Portfolio Manager:

1.	Change in the state of incorporation.

2.	Mergers or other combinations.

3.	Authorization of “blank check” preferred stock.

4.	Golden parachutes.

5.	Proposals to opt out of state anti-takeover laws.

6.	Prohibition of greenmail.

7.	Change in the number of directors.

8.	Approval of poison pill plan.

9.	Confidential voting.

10. Shareholder proposal to de-classify Board of Directors.

When the Portfolio Managers decide to vote against a proposal, which is generally approved or to vote in favor of a proposal, which is generally opposed, the reason for the exception will be recorded. When the Portfolio Managers do not provide voting instructions for the proposals which are evaluated on a case-by-case basis, the Proxy Service Provider will automatically vote those proposals consistent with the provider’s recommendation.

PART C OTHER INFORMATION

Item 28. Financial Statements and Exhibits. (a) Articles of Incorporation.

(a.1) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement on October 11, 2002, is hereby incorporated by reference.

(a.2) Amendment No. 1 to Registrant's Declaration of Trust, which was filed and an Exhibit to Registrant’s Post-Effective amendment No. 2 on October 29, 2004 is hereby incorporated by reference.

(a.3) Amendment No. 2 to Registrant's Declaration of Trust, which was filed and an Exhibit to Registrant’s Post-Effective amendment No. 6 on December 21, 2006 is hereby incorporated by reference.

(b) By-Laws. Copy of Registrant's Amended By-Laws, which were filed and an Exhibit to Registrant’s Post-Effective amendment No. 2 on October 29, 2004 hereby is incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None. (d) Investment Advisory Contracts.

(d.1) Copy of Registrant's Management Agreement with Paradigm Capital Management, Inc. for the Paradigm Value Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on December 19, 2002, is hereby incorporated by reference. Amendment to the Paradigm Value Fund Management Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11 on April 28, 2008, is hereby incorporated by reference.

(d.2) Copy of Registrant's Management Agreements with Paradigm Capital Management, Inc. for the Paradigm Opportunity Fund and the Paradigm Select Fund, which was filed as an Exhibit to Registrant’s Post-Effective amendment No. 3 on February 25, 2005 is hereby incorporated by reference.

(d.3) Copy of Registrant’s Amendments to Management Agreements with Paradigm Capital Management, Inc. for the Paradigm Value Fund, Paradigm Opportunity Fund and the Paradigm Select Fund which were filed as an Exhibit to Registrant’s Post-Effective amendment No. 4 on April 24, 2006 are hereby incorporated by reference.

(d.4) Copy of Registrant's Management Agreement with Paradigm Funds Advisor LLC for the Paradigm Intrinsic Value Fund, which was filed and an Exhibit to Registrant’s Post-Effective amendment No. 10 on December 21, 2007 is hereby incorporated by reference.

(d.5) Copy of Registrant’s Amendments to Management Agreements with Paradigm Funds Advisor LLC for the Paradigm Value Fund and the Paradigm Opportunity which were filed as an Exhibit to Registrant’s Post-Effective amendment No. 30 on April 25, 2018 are hereby incorporated by reference.

(e) Underwriting Contracts. None.

(f) Bonus or Profit Sharing Contracts. None. (g) Custodial Agreement.

(g.1) Copy of Registrant's Custodial Agreement, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on December 19, 2002, is hereby incorporated by reference.

(g.2) Copy of Amended Appendix B of Registrant’s Custodial Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12 on April 28, 2009, is hereby incorporated by reference.

(g.3) Copy of Amended Appendix E of Registrant’s Custodial Agreement, which was filed and an Exhibit to Registrant’s Post-Effective amendment No. 15 on April 29, 2011 is hereby incorporated by reference.

(h) Other Material Contracts.

(h.1) Copy of Registrant's Accounting Services Agreement, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on December 19, 2002, is hereby incorporated by reference.

(h.2) Copy of Amended Exhibit A of Registrant’s Accounting Services Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12 on April 28, 2009, is hereby incorporated by reference.

(h.3) Copy of Registrant's Administration Servicing Agreement, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on December 19, 2002, is hereby incorporated by reference.

(h.4) Copy of Amended Exhibit A of Registrant’s Administration Servicing Agreement, which was filed and an Exhibit to Registrant’s Post-Effective amendment No. 15 on April 29, 2011 is hereby incorporated by reference. (h.5) Letter Agreements with respect to Paradigm Opportunity Fund and Paradigm Select Fund are included as Exhibit H.5.

(i) Legal Opinion. (i.1) Opinion of Thompson Hine LLP, which was filed as an exhibit to Registrant’s Post-Effective amendment No. 10 on December 21, 2007 is hereby incorporated by reference.

(i.2) Legal Opinion. Consent of Thompson Hine LLP is included as Exhibit I.2. (j) Other Opinions. Consent of Cohen & Company, Ltd. is included as Exhibit J. (k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Copy of Registrant's Subscription Agreement between the Trust and the initial investor, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on December 19, 2002, is hereby incorporated by reference.

(m) Rule 12b-1 Plan. None. (n) Rule 18f-3 Plan. None. (o) Reserved.

(p) Code of Ethics. Copy of Registrant's and the Advisor’s Amended Code of Ethics which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 32 on April 27, 2018, is hereby incorporated by reference.

(q) Powers of Attorney.

(q.1) Powers of Attorney of the Registrant and the Officers and the Trustees of the Registrant, and a Certificate which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on December 19, 2002, are hereby incorporated by reference.

(q.2) Power of Attorney for Anthony J. Mashuta, a Trustee of the Trust, which was filed and an Exhibit to Registrant’s Post-Effective amendment No. 2 on October 29, 2004 is hereby incorporated by reference.

(q.3) Power of Attorney for Carl A. Florio, a Trustee of the Trust, which was filed as an Exhibit to Registrant’s Post-Effective amendment No. 4 on April 24, 2006 is hereby incorporated by reference.

(q.4) Power of Attorney for William P. Phelan, a Trustee of the Trust, which was filed as an Exhibit to Registrant’s Post-Effective amendment No. 9 on October 16, 2007 is hereby incorporated by reference.

(q.5) Power of Attorney for Peter H. Heerwagen, a Trustee of the Trust, which was filed as an Exhibit to Registrant’s Post-Effective amendment No. 13 on March 1, 2010 is hereby incorporated by reference.

(q.6) Power of Attorney for Gary Greenhouse, Richard Koskey and George M. Philip Trustees of the Trust which were filed as an Exhibit to Registrant’s Post-Effective amendment No. 30 on April 25, 2018 are hereby incorporated by reference.

Item 29. Control Persons. None. Item 30. Indemnification.

Reference is made to Article VI of the Registrant's Agreement and Declaration of Trust which is included. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission: Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Activities of Investment Adviser.

(a) Paradigm Funds Advisor LLC, Nine Elk Street, Albany, New York 12207 is a registered investment adviser. It has engaged in no other business during the past two fiscal years.

(b) The following list sets forth other substantial business activities of the directors and officers of Paradigm Funds Advisor LLC during the past two years –Candace King Weir is the President and Chief Investment Officer of Paradigm Capital Management, Inc.; President of C.L. King & Associates, Inc.; sole Manager of PCM Ventures LLC, PCM Ventures II LLC, PCM Ventures III LLC and PCM Ventures International LLC. Robert A. Benton is the Chief Financial Officer of Paradigm Capital Management, Inc.; Chief Financial Officer of C.L. King & Associates, Inc. Amelia F. Weir is a Portfolio Manager at Paradigm Capital Management, Inc.

Item 32. Principal Underwriter. None. Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant at 9 Elk Street, Albany, New York 12207 and the Transfer Agent at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147-4003, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, US Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45202.

Item 34. Management Services. Not applicable. Item 35. Undertakings. None.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Albany, State of New York, on the 26th day of April, 2019.

PARADIGM FUNDS

By: /s/ Robert A. Benton Robert A. Benton, Treasurer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Candace King Weir*	Trustee
President and
Principal Executive Officer

Carl A. Florio*	Trustee

Gary Greenhouse*	Trustee

Peter H. Heerwagen*	Trustee

William P. Phelan*	Trustee

George M. Philip*	Trustee

/s/ Robert A. Benton		April 26, 2019
Robert A. Benton	Treasurer and
Chief Financial Officer /
Principal Financial Officer

* By: /s/ Robert A. Benton
Robert A. Benton, Attorney-In-Fact
Date: April 26, 2019

EXHIBIT INDEX

1. Letter Agreements with respect to Paradigm Opportunity Fund and Paradigm Select Fund	EX -99.28.h.5
2. Consent of Thompson Hine LLP	EX -99.28.i.2
3. Consent of Independent Registered Public Accountants (Cohen & Company, Ltd.)	EX -99.28.j